Restricted cash (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Feb. 23, 2022	Dec. 31, 2021
Restricted Cash [Line Items]
Total restricted cash	$ 31	$ 118
Current restricted cash	31	44	$ 85	$ 160
Non-current restricted cash	0	74	$ 69	$ 63
Cash held in escrow
Restricted Cash [Line Items]
Total restricted cash	23	23
Demand deposit pledged as collateral for tax related guarantee
Restricted Cash [Line Items]
Total restricted cash	0	74
Accounts pledged as collateral for performance bonds and similar guarantees
Restricted Cash [Line Items]
Total restricted cash	0	10
Other
Restricted Cash [Line Items]
Total restricted cash	$ 8	$ 11